Note 10 - Financial Assets at Amortised Cost (Details) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Fair Value of Finacial Assets Accepted as Collateral Abstract
Fair Value of Finacial Assets Accepted as Collateral	$ 26,150,141,000	$ 17,201,658,000	$ 119,530,000